Commitments (Tables)	12 Months Ended
Mar. 31, 2024
Commitments [Abstract]
Schedule of Commitments for Minimum Lease Payments

The following table summarizes the maturity of our lease liabilities as of March 31, 2024:

March 31, 2024
Less than one year	$76,706
One to five years	222,486
More than five years	—
Total lease payments	$299,192
Less: imputed interest	(74,892)
Lease Liabilities	$224,300